RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Summary of Related Party Transactions	The following is a summary of the Company’s related party transactions during the years ended December 31, 2024 and 2023:

Year ended December 31 (millions of dollars)
Related Party	Transaction	2024	2023
MOI	Broadband subsidy[1]	43	—
IESO	Power purchased	2,686	2,297
	Revenues for transmission services	2,252	2,195
	Amounts related to electricity rebates	1,170	897
	Distribution revenues related to rural rate protection	255	250
	Distribution revenues related to Wataynikaneyap Power LP	119	54
	Distribution revenues related to supply of electricity to remote northern communities	48	46
	Funding received related to Conservation and Demand Management programs	1	3
OPG	Power purchased	18	16
	Transmission revenues related to provision of services and supply of electricity	2	2
	Distribution revenues related to provision of services and supply of electricity	5	5
	Capital contribution received from OPG	3	5
	Costs related to the purchase of services	1	2
OEFC	Power purchased from power contracts administered by the OEFC	1	1
OEB	OEB fees	12	12
Hydro One Limited	Dividends paid	753	693
	Cost recovery for services provided	11	11
	Stock-based compensation costs	6	4
Acronym	Services received – costs incurred	33	33
	Revenues for services provided	3	3
1 On October 31, 2024, the Ministry of Infrastructure announced that it has developed a program to deliver up to $400 million in subsidies to internet service providers (ISPs) for work associated with designated broadband projects. The program is intended to enable ISPs to successfully and safely attach their material and equipment to the Company’s poles to bring connectivity to rural communities as part of a designated broadband project as defined under Building Broadband Faster Act (Ontario). A portion of these subsidies is used to reimburse Hydro One Networks on behalf of ISPs for their share of enablement costs incurred to facilitate the program to date.